Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2014
Warrant Liability [Member]
Derivative liabilities
Fair value	$ 402,000
Warrant Liability [Member] | Level 1 [Member]
Derivative liabilities
Fair value
Warrant Liability [Member] | Level 2 [Member]
Derivative liabilities
Fair value
Warrant Liability [Member] | Level 3 [Member]
Derivative liabilities
Fair value	402,000
Cash and cash equivalents, including restricted cash [Member]
Derivative liabilities
Fair value	2,226,000
Cash and cash equivalents, including restricted cash [Member] | Level 1 [Member]
Derivative liabilities
Fair value	2,226,000
Cash and cash equivalents, including restricted cash [Member] | Level 2 [Member]
Derivative liabilities
Fair value
Cash and cash equivalents, including restricted cash [Member] | Level 3 [Member]
Derivative liabilities
Fair value